Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Details) - Previously Reported [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortizable assets:
Gross Carrying Value	$ 290,042	$ 313,471
Accumulated Amortization	(159,696)	(136,550)
Intangibles Net	130,346	176,921
Gross Carrying Value	306,142	334,571
Accumulated Amortization	(159,696)	(136,550)
Intangibles Net	146,446	198,021
Customer relationships [Member]
Amortizable assets:
Gross Carrying Value	240,780	263,661
Accumulated Amortization	(126,184)	(108,630)
Intangibles Net	114,596	155,031
Accumulated Amortization	$ (126,184)	(108,630)
Domain Names [Member]
Amortizable assets:
Estimated Useful Life in Years	7 years
Gross Carrying Value	$ 170	180
Accumulated Amortization	(170)	(180)
Intangibles Net
Accumulated Amortization	$ (170)	(180)
Advertising Relationships [Member]
Amortizable assets:
Estimated Useful Life in Years	8 years
Gross Carrying Value	$ 100	100
Accumulated Amortization	(100)	(94)
Intangibles Net		6
Accumulated Amortization	(100)	(94)
Internally Developed Software And Other Intangibles [Member]
Amortizable assets:
Gross Carrying Value	29,042	28,940
Accumulated Amortization	(23,223)	(19,603)
Intangibles Net	5,819	9,337
Accumulated Amortization	(23,223)	(19,603)
Trademarks [Member]
Amortizable assets:
Gross Carrying Value	19,950	20,590
Accumulated Amortization	(10,019)	(8,043)
Intangibles Net	9,931	12,547
Accumulated Amortization	(10,019)	(8,043)
Tradenames [Member]
Amortizable assets:
Gross Carrying Value	16,100	21,100
Intangibles Net	$ 16,100	$ 21,100
Minimum [Member] | Customer relationships [Member]
Amortizable assets:
Estimated Useful Life in Years	1 year
Minimum [Member] | Internally Developed Software And Other Intangibles [Member]
Amortizable assets:
Estimated Useful Life in Years	6 months
Minimum [Member] | Trademarks [Member]
Amortizable assets:
Estimated Useful Life in Years	3 years
Maximum [Member] | Customer relationships [Member]
Amortizable assets:
Estimated Useful Life in Years	16 years
Maximum [Member] | Internally Developed Software And Other Intangibles [Member]
Amortizable assets:
Estimated Useful Life in Years	10 years
Maximum [Member] | Trademarks [Member]
Amortizable assets:
Estimated Useful Life in Years	10 years